Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax assets	¥ 13,352	¥ 10,160
Deferred tax liabilities	(23,554)	(8,903)
Net deferred tax assets	128	1,257
Net deferred tax liabilities	¥ (10,330)	¥ 0